Principal Activities and Reorganization - Summary of Principal Subsidaries, Consolidated VIE and Subsidiaries of VIE (Detail)	12 Months Ended
Dec. 31, 2023
Subsidiaries [Member] | Smart Choice Ventures Limited ("Smart Choice") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Jan. 14, 2015
Place of Incorporation/ Establishment	British Virgin Islands
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Investment holding
Subsidiaries [Member] | Hong Kong Smart Choice Ventures Limited ("HK Smart Choice") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Feb. 18, 2015
Place of Incorporation/ Establishment	Hong Kong
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Investment holding
Subsidiaries [Member] | Huize Hong Kong Insurance Broker Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	May 05, 2021
Place of Incorporation/ Establishment	Hong Kong
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Insurance brokerage service
Subsidiaries [Member] | Synergy Wealth Management Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Aug. 31, 2023
Place of Incorporation/ Establishment	Hong Kong
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Insurance brokerage service
Subsidiaries [Member] | Zhixuan International Management Consulting (Shenzhen) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Jun. 09, 2015
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Investment and investment consulting service
Variable Interest Entity, Primary Beneficiary [Member] | Shenzhen Huiye Tianze Investment Holding Co., Ltd ("Huiye Tianze") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Oct. 30, 2014
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Investment and investmentconsulting service
Variable Interest Entity, Not Primary Beneficiary [Member] | Huize Insurance Brokerage Co., Ltd. ("Huize Insurance Brokerage") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Oct. 14, 2011
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Insurance brokerage service
Variable Interest Entity, Not Primary Beneficiary [Member] | Shenzhen Huize Shidai Co., Ltd. ("Huize Shidai") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Apr. 28, 2012
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Technology development and internet information consulting service
Variable Interest Entity, Not Primary Beneficiary [Member] | Shenzhen Zhixuan Wealth Investment Management Co., Ltd. ("Zhixuan Investment") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Apr. 20, 2016
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Management consulting, investment consulting and financial consulting
Variable Interest Entity, Not Primary Beneficiary [Member] | Huize (Chengdu) Internet Technology Co., Ltd. ("Chengdu Huize") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	May 11, 2018
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Technology development consulting service
Variable Interest Entity, Not Primary Beneficiary [Member] | Shanghai Huiju Haoshi Information Technology Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Oct. 12, 2021
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	80.00%
Principal Activities	Internet information consulting service
Variable Interest Entity, Not Primary Beneficiary [Member] | Shenzhen Detong Insurance Agency Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Mar. 12, 2022
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Insurance agency service
Variable Interest Entity, Not Primary Beneficiary [Member] | Shenzhen Huize Business Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Jul. 05, 2022
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Business management and catering service